Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses and Other Payables [Line Items]
Long-term payables owed mining equipment	$ 101,300
Long-term loans	$ 35,000
Fixed annual interest rate	6.50%
Interest expense	$ 6,330	$ 5,540	$ 2,520
Notes Payable, Other Payables [Member]
Accrued Expenses and Other Payables [Line Items]
Interest rate	6.00%
Loans Payable [Member]
Accrued Expenses and Other Payables [Line Items]
Fixed annual interest rate	6.50%